INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of reconciliation from income taxes at statutory rates to reported income tax recovery

	2025	2024
Loss from operations	$(4,895,652)	$(44,139,532)
Statutory rate	27%	27%
Expected tax recovery	(1,321,826)	(11,917,674)
Permanent differences:
Share-based compensation	1,714,207	1,426,989
Convertible debt	(146,264)	(1,917,987)
Other	(768)	(43,931)
Tax exempt income from disposal of Argentina assets	—	(926,659)
Settlement of flow-through share liability on expenditures (Note 12)	(4,662,848)	(2,324,790)
Flow-through share renunciation	4,515,919	3,918,082
Unrecognized deferred tax assets	(3,926,750)	9,973,232
Recognized deferred tax assets	59,077	(320,061)
Income tax recovery	$(3,769,253)	$(2,132,799)

Schedule of deferred tax assets and liabilities

	2025	2024
Tax loss carry forwards	$9,132,055	$588,797
Financing costs	—	70,806
Exploration and evaluation assets	(9,194,975)	(786,151)
Marketable securities	(536,820)	(174,328)
Property and equipment	(14,394)	(68,556)
Capital lease obligations	74,656	106,765
Asset retirement obligations	100,502	3,476
Deferred tax liabilities	$(438,976)	$(259,191)

December 31, 2025
Canadian tax loss carry forwards	$17,600,041
Australian tax loss carry forwards	2,614,830
US tax loss carry forwards	38,999,796
Property and equipment	944,413
Capital lease obligations	163,473
Financing costs	4,696,095
Asset retirement obligations	39,263

Schedule of movement in deferred tax assets (liabilities)

				Recognized in
		Recognized	Recognized	other
	Opening	in income tax	in	comprehensive	Closing
December 31, 2025	balance	recovery	shareholders equity	income	balance
Deferred tax assets:
Tax loss carry forwards	$588,797	$8,543,258	$—	$—	$9,132,055
Financing costs	70,806	(1,278,564)	1,207,758	—	—
Capital lease obligations	106,765	(32,109)	—	—	74,656
Deferred tax liabilities:
Exploration and evaluation assets	(786,151)	(8,408,824)	—	—	(9,194,975)
Marketable securities	(174,328)	131,456	—	(493,948)	(536,820)
Property and equipment	(68,556)	54,162	—	—	(14,394)
Asset retirement obligations	3,476	97,026	—	—	100,502
	$(259,191)	$(893,595)	$1,207,758	$(493,948)	$(438,976)

			Recognized	Recognized in
		Recognized	in	other
	Opening	in income tax	shareholders	comprehensive	Closing
December 31, 2024	balance	recovery	equity	income	balance
Deferred tax assets:
Tax loss carry forwards	$6,241,436	$(5,652,639)	$—	$—	$588,797
Financing costs	303,471	(692,325)	459,660	—	70,806
Capital lease obligation	—	106,765	—	—	106,765
Deferred tax liabilities:
Exploration and evaluation assets	(7,142,964)	6,356,813	—	—	(786,151)
Marketable securities	(302,767)	(158,888)	—	287,327	(174,328)
Property and equipment	86,637	(155,193)	—	—	(68,556)
Asset retirement obligations	—	3,476	—	—	3,476
	$(814,187)	$(191,991)	$459,660	$287,327	$(259,191)

Schedule of income tax recovery

	2025	2024
Deferred income tax expense related to operations	$(893,595)	$(191,991)
Settlement of flow-through share liability on expenditures	4,662,848	2,324,790
Deferred income tax recovery	$3,769,253	$2,132,799